Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Controlled Entity of Related Party Transactions
The Group is controlled by:

Name	Nature	Principal Line of Business	Place of Business	Equity Investment %
EBA Holding S.A.	54.09% of voting rights	Financial and Investment Operations	Autonomous City of Buenos Aires – Argentina	19.07%

Compensation of Key Management Personnel	Key personnel’s structure as of the indicated dates is as follows:

	12.31.21	12.31.20
Regular Directors	80	79
General Manager	1	1
Area and department Managers	60	55

Total	141	135

Summary of Total Assistance Granted by Group to Key Personnel, Syndics, Majority Shareholders, as well as all Individuals
The following table shows the total credit assistance granted by the Group to key personnel, syndics, majority shareholders, as well as all individuals who are related to them by a family relationship of up to the second degree of consanguinity or first degree by affinity (pursuant to the Argentine Central Bank’s definition of related individual) and any entity affiliated with any of these parties, not required to be consolidated.

	12.31.21	12.31.20
Total Amount of Credit Assistance	4,409,317	3,006,160
Number of Addressees (quantities)	280	269
- Natural Persons	221	208
- Legal Entities	59	61
Average Amount of Credit Assistance	15,748	11,176
Maximum Assistance	1,662,740	768,210

Summary of Amounts of Related Party Transactions
The amounts of related party transactions conducted as of the indicated dates are as follows:

	12.31.21	12.31.20
Assets
Cash and Due from Banks	4,290,665	2,101,957
Debt Securities at Fair Value through Profit or Loss	625,105	1,114,405
Other Financial Assets	—	2,504
Loans and Other Financing	9,262,123	5,063,927
Other Debt Securities	125,593	257,591
Assets for Insurance Contracts	—	826

Total Assets	14,303,486	8,541,210

Liabilities
Deposits	4,792,644	2,576,616
Other Financial Liabilities	102,262	1,281,591
Financing Received from the Argentine Central Bank and other Financial Institutions	8,628,641	3,250,474
Debt Securities Issued	750,698	1,371,996
Liabilities for Insurance Contracts	885	35
Other Non-financial Liabilities	28,356	60,498

Total Liabilities	14,303,486	8,541,210

	12.31.21	12.31.20	12.31.19
Income (Loss)
Net Income (Loss) from Interest	565,684	341,833	740,021
Net Fee Income (Expense)	(1,772,399)	(1,638,835)	(1,814,095)
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	(338,882)	(1,365)	—
Other Operating Income (Expense)	(1,584,895)	(1,801,451)	(2,379,132)
Income from Insurance Business	3,099,651	3,027,310	3,606,808
Administrative Expenses	140,529	182,642	263,458
Other Operating Expenses	7,324	21,825	14,011

Total Income	117,012	131,959	431,071